As filed with the U.S. Securities and Exchange Commission on August 4, 2011

File No. 333-111986

File No. 811-21475

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 41	☐

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 41	☐

RBC FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

100 South Fifth Street, Suite 2300
Minneapolis, MN 55402
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (612) 313-1341

Lee Greenhalgh, Esq.
RBC Plaza
60 South Sixth Street
Minneapolis, MN 55402-4422
(612) 313-1341
(Name and Address of Agent for Service)

with a copy to:

Jon S. Rand, Esquire
Dechert LLP
1095 Avenue of the Americas

New York, NY 10036-6797
(212) 698-3634

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☑	on August 22, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Post-Effective Amendment No. 39 (the “Amendment”) to the Registration Statement of RBC Funds Trust was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 23, 2011 to register shares of [RBC BlueBay] Emerging Market Select Bond Fund, [RBC BlueBay] Emerging Market Corporate Bond Fund, [RBC BlueBay] Global High Yield Bond Fund and [RBC BlueBay] Global Convertible Bond Fund, new series of the Registrant. Pursuant to Rule 485(a)(2), the Amendment would have become effective on August 6, 2011. This Post-Effective Amendment No. 41 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating August 22, 2011 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 41 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust dated December 16, 2003. (1)
	(2)	Instrument Memorializing Resolutions of the Board of Trustees. (3)
	(3)	Instrument Memorializing Resolutions of the Board of Trustees. (15)
(b)	By-Laws, effective as of January 13, 2004. (2)
(c)	See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Agreement and Declaration of Trust dated December 16, 2003. See Article II, “Meetings of Shareholders,” of the Registrant’s By-Laws, effective January 13, 2004.
(d)	(1)	Master Investment Advisory Contract dated April 16, 2004, Amended as of December 7, 2006, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund and Investment Advisory Contract Supplements dated April 16, 2004, Amended as of December 7, 2006, on behalf of each of Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund and Tamarack Quality Fixed Income Fund, Amended as of July 28, 2008, on behalf of the Access Capital Community Investment Fund. (12)
	(2)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Fund. (6)
(i) Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Enterprise Fund. (18)
	(3)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Enterprise Small Cap Fund. (6)
(i) Investment Advisory Agreement amended as of November 22, 2010 between Registrant and RBC Asset Management (U.S.) Inc. with respect to the RBC Small Cap Core Fund. (18)
	(4)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Microcap Value Fund. (6)

	(5)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Value Fund. (6)
	(6)	Investment Advisory Agreement dated April 16, 2004 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund. (6)
	(7)	Investment Advisory Agreement dated April 16, 2004, Amended and Restated as of November 21, 2008, between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (10)
	(8)	Investment Advisory Agreement dated March 31, 2004, Amended as of December 7, 2007 between the Registrant and Voyageur Asset Management Inc. with respect to Tamarack Small Cap Core Fund. (12)
	(9)	Form of Investment Advisory Agreement dated February 2010 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund and RBC U.S. Securitized Asset Fund. (16)
	(10)	Form of Investment Advisory Agreement dated June 2010 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund and RBC U.S. Securitized Asset Fund. (17)
	(11)	Form of Investment Advisory Agreement dated March 2011 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund and RBC U.S. Securitized Asset Fund. (19)
	(12)	Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of August 18, 2009 on behalf of the Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Access Capital Community Investment Fund. (14)
	(13)	Master Investment Advisory Contract dated April 16, 2004, Amended and Restated as of December 31, 2009 on behalf of the RBC Mid Cap Growth Fund, RBC Mid Cap Value Fund and Access Capital Community Investment Fund. (18)
	(14)	Investment Advisory Agreement dated June 2011 between the Registrant and RBC Global Asset Management (U.S.) Inc. with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (20)
	(15)	Sub-Advisory Agreement dated June 2011 between RBC Global Asset Management (U.S.) Inc. and BlueBay Asset Management Ltd with respect to RBC BlueBay Emerging Market Select Bond Fund, RBC BlueBay Emerging Market Corporate Bond Fund, RBC BlueBay Global High Yield Bond Fund and RBC BlueBay Global Convertible Bond Fund. (20)
(e)	(1)	Distribution Agreement dated April 16, 2004, Amended and Restated as of December 7, 2006, between the Trust and Tamarack Distributors Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund, Amended and Restated as of July 28, 2008 with respect to the Access Capital Community Investment Fund. (12)

(i) Amendment dated August 18, 2009 to the Distribution Agreement dated April 16, 2004, as amended and supplemented. (14)
	(2)	Distribution Agreement dated November 21, 2008 between the Trust and Tamarack Distributors Inc. on behalf of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund and Tamarack Institutional Tax-Free Money Market Fund. (10)
	(3)	Distribution Agreement dated December 28, 2009 between the Trust and Quasar Distributors, LLC with respect to RBC Mid Cap Value Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund, RBC U.S. Securitized Asset Fund, Access Capital Community Investment Fund, Prime Money Market Fund, Tax-Free Money Market Fund, U.S. Government Money Market Fund, RBC Enterprise Fund, RBC Small Cap Core Fund, RBC Mid Cap Growth Fund and RBC Microcap Value Fund. (16)
(f)	Not applicable.
(g)	(1)	Custodian Agreement dated April 16, 2004 between the Trust and Wells Fargo Bank, N.A. (6)
	(2)	Foreign Custody Manager Agreement dated April 16, 2004 between the Trust and Wells Fargo Bank, N.A. (6)
	(3)	Form of Custody Agreement dated January 1, 2010 between the Trust and U.S. Bank, N.A. (15)
(h)	Other Material Contracts
	(1)	Administrative Services Agreement dated August 31, 2006, Amended and Restated as of November 21, 2008, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund, Tamarack Tax-Free Money Market Fund, Tamarack Institutional Prime Money Market Fund, Tamarack Institutional Tax-Free Money Market Fund and the Access Capital Community Investment Fund. (12)
(i) Amendment dated September 27, 2010 to the Administrative Services Agreement dated August 31, 2006, Amended and Restated as of November 21, 2008 for the Tax-Free Money Market Fund, U.S. Government Money Market Fund, Prime Money Market Fund, Access Capital Community Investment Fund, RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund and RBC U.S. Securitized Asset Fund. (18)
	(2)	Administrative Services Agreement dated April 16, 2004, Amended and Restated As of January 25, 2008, between the Trust and Voyageur Asset Management Inc. with respect to Tamarack Tax-Free Income Fund, Tamarack Enterprise Fund, Tamarack Small Cap Core Fund, Tamarack Value Fund, Tamarack Microcap Value Fund, Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Quality Fixed Income Fund and Tamarack SMID Cap Growth Fund. (12)

	(i)	Amendment dated August 18, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (14)
	(ii)	Form of Second Amendment dated December 31, 2009 to the Administrative Services Agreement dated as of April 16, 2004, as amended and supplemented. (15)
	(iii)	Amendment dated September 27, 2010 to the Administrative Services Agreement dated April 16, 2004, as amended and supplemented. (18)
(3)	Administration and Accounting Services Agreement between PFPC Inc. and Tamarack Funds Trust dated October 5, 2007. (11)
	(i)	Form of Amended and Restated Exhibit A dated December 31, 2009 to the Administration and Accounting Services Agreement between PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) and RBC Funds Trust dated October 5, 2007. (15)
(4)	(i)	Transfer Agency and Service Agreement between Babson Funds; J&B Funds; Investors Mark Series Funds and National Financial Data Services, Inc. dated May 30, 2003. (6)
	(ii)	Amendment dated April 16, 2004 to the Transfer Agency and Service Agreement between the Trust and National Financial Data Services, Inc. with respect to Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack Small Cap Growth Fund, Tamarack Enterprise Fund, Tamarack Enterprise Small Cap Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund and Tamarack Tax-Free Income Fund. (6)
	(iii)	Transfer Agency Agreement between UMB Fund Services, Inc. and Tamarack Funds Trust dated July 25, 2008. (12)
(5)	Expense Limitation Agreement effective February 1, 2007 - Large Cap Growth Fund, Small Cap Growth Fund, Mid Cap Growth Fund, Micro Cap Value Fund, Enterprise Fund, Enterprise Small Cap Fund, and Value Fund. (6)
	(i)	Amendment dated August 18, 2009 to the Expense Limitation Agreement dated as of February 1, 2007 - Mid Cap Growth Fund, Micro Cap Value Fund, Enterprise Fund, and Small Cap Core Fund. (14)
(6)	Shareholder Account Services Agreement dated April 7, 2005 between the Trust and RBC Dain Rauscher Inc. (6)
	(i)	Amendment to Shareholder Account Services Agreement dated November 21, 2008. (12)
(7)	Form of Shareholder Servicing Agreement effective November 21, 2008 between the Trust and servicing agent with respect to Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)

(8)	Shareholder Servicing Plan effective November 21, 2008 on behalf of RBC Institutional Class 1 shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)
(9)	Shareholder Account and Distribution Services Plan effective November 21, 2008 on behalf of RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)
(i) Amendment dated August 19, 2009 to the Shareholder Account and Distribution Services Agreement dated as of November 21, 2008. (14)
(10)	Amended Expense Limitation Agreement dated as of July 28, 2008 - Quality Fixed Income Fund and Tax-Free Income Fund. (12)
(i) Amendment dated August 18, 2009 to the Expense Limitation Agreement dated as of February 1, 2007, as amended and supplemented, – Quality Fixed Income Fund. (14)
(11)	Amended Expense Limitation Agreement dated as of November 21, 2008 - Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. (9)
(i) Amendment dated August 18, 2009 to the Expense Limitation Agreement dated as of November 21, 2008 – Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund with respect to the RBC Institutional Class 2, RBC Select Class, RBC Reserve Class and RBC Investor Class. (14)
(ii) Amendment dated January 1, 2010 to the Expense Limitation Agreement dated as of November 21, 2008, as amended on August 18, 2009, for the RBC Money Market Funds. (18)
(12)	Expense Limitation Agreement dated as of July 28, 2008, as amended as of January 28, 2009 – Access Capital Community Investment Fund. (12)
(13)	Form of Amended and Restated Expense Limitation Agreement dated as of December 31, 2009 for the RBC Mid Cap Growth Fund, RBC Micro Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund and RBC Mid Cap Value Fund. (15)
(i) Amended and Restated Expense Limitation Agreement dated as of May 25, 2010 for the RBC SMID Cap Growth Fund, RBC Micro Cap Value Fund, RBC Enterprise Fund, RBC Small Cap Core Fund and RBC Mid Cap Value Fund. (18)
(14)	Expense Limitation Agreement as of February 1, 2010 for RBC U.S. Long Government/Credit Fund, RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund and RBC U.S. Securitized Asset Fund. (18)
(15)	Form of Expense Limitation Agreement as of March 2011 for RBC U.S. Long Corporate Fund, RBC U.S. Investment Grade Corporate Fund, RBC U.S. High Yield Corporate Fund, RBC U.S. PRisM 1 Fund, RBC U.S. PRisM 2 Fund, RBC U.S. PRisM 3 Fund, RBC U.S. Inflation-Linked Fund and RBC U.S. Securitized Asset Fund. (19)

	(16)	Expense Limitation Agreement dated as of August 18, 2009 – Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund with respect to RBC Institutional Class 1 shares. (14)
	(17)	Form of Transfer Agency Services Agreement as of January 1, 2010 between the Trust and U.S. Bancorp Fund Services, LLC. (15)
(i)	Legal Opinion. (20)
(j)	Other Opinions
	(1)	Consent of independent registered public accounting firm. (20)
	(2)	Power of Attorney for T. Geron Bell, Lucy Hancock Bode, Leslie H. Garner, Jr., Ronald James, John A. MacDonald, H. David Rybolt, James R. Seward, William B. Taylor, and Erik R. Preus dated March 19, 2009. (13)
(k)	Not applicable.
(l)	Not applicable.
(m)	(1)	Amended and Restated Master Distribution Plan and Distribution Plan and supplements dated December 7, 2007 for Tamarack Large Cap Growth Fund, Tamarack Mid Cap Growth Fund, Tamarack SMID Cap Growth Fund, Tamarack Small Cap Core Fund, Tamarack Enterprise Fund, Tamarack Microcap Value Fund, Tamarack Value Fund, Tamarack Quality Fixed Income Fund, Tamarack Tax-Free Income Fund and December 3, 2008 for the Access Capital Community Investment Fund. (12)
	(2)	Form of Dealer and Selling Group Agreement. (4)
	(3)	Shareholder Account and Distribution Services Agreement effective November 21, 2008 between Tamarack Distributors Inc. and RBC Capital Markets Corporation with respect to Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)
(i) Amendment dated August 19, 2009 to the Shareholder Account and Distribution Services Agreement effective November 21, 2008, between Tamarack Distributors Inc. and RBC Capital Markets Corporation with respect to Institutional Class 2, Select Class, Reserve Class and Investor Class shares of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (13).
(ii) Amendment dated January 1, 2010 to the Shareholder Account and Distribution Services Agreement dated November 21, 2008, as amended. (18)
	(4)	Amended and Restated RBC Funds Trust Money Market Funds (Institutional Class 2, Select Class, Reserve Class, Investor Class) Shareholder Account and Distribution Services Plan dated February 1, 2010. (18)
	(5)	Form of Dealer Selling Agreement with Quasar Distributors, LLC. (15)
	(6)	Shareholder Servicing Agreement between the Trust and RBC Capital Markets Corporation for the Institutional Class 1 Shares of the RBC Money Market Funds. (18)
(n)	(1)	Plan Pursuant to Rule 18f-3 dated March 10, 2004. (2)

	(2)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 dated November 21, 2008 on behalf of Tamarack Prime Money Market Fund, Tamarack U.S. Government Money Market Fund and Tamarack Tax-Free Money Market Fund. (10)
	(3)	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 on behalf of the Access Capital Community Investment Fund. (12)
(o)	Reserved.
(p)	Codes of Ethics
	(1)	Amended Code of Ethics of the Trust. (16)
	(2)	Amended Code of Ethics of RBC Global Asset Management (U.S.) Inc. (16)
	(3)	Amended Code of Ethics of Tamarack Distributors Inc. (12)

______________________________

(1)	Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A filed with the Commission on January 16, 2004.
(2)	Incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed with the Commission on April 13, 2004.
(3)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the Commission on September 30, 2004.
(4)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed with the Commission on January 27, 2006.
(5)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on August 31, 2006.
(6)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed with the Commission on January 26, 2007.
(7)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2008.
(8)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed with the Commission on July 31, 2008.
(9)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed with the Commission on September 22, 2008.
(10)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed with the Commission on November 19, 2008.
(11)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed with the Commission on November 26, 2008.
(12)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed with the Commission on January 28, 2009.

(13)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Commission on October 16, 2009.
(14)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed with the Commission on November 24, 2009.
(15)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the Commission on December 29, 2009.
(16)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed with the Commission on February 1, 2010.
(17)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed with the Commission on June 30, 2010.
(18)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed with the Commission on November 23, 2010.
(19)	Incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed with the Commission on May 10, 2011.
(20)	To be filed by amendment.

Item 29. Persons Controlled By or Under Common Control with the Registrant

None.

Item 30. Indemnification

The Agreement and Declaration of Trust of the Registrant, Article VII, Section 2, provides the following:

(a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act (12 Del. C.ss.ss. 3801 et seq.), as amended from time to time, (“DSTA”), the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the trust property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

The By-Laws of the Registrant, Article VI, Section 6.02, provides the following:

Subject to the exceptions and limitations contained in Section 6.04 of this Article VI, the Trust shall indemnify its Trustees and officers to the fullest extent permitted by state law and the 1940 Act. Without limitation of the foregoing, the Trust shall indemnify each person who was or is a party or is threatened to be made a party to any proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Trustee or officer of the Trust, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The Trust may, to the fullest extent consistent with law, indemnify each person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, against judgments, fines, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him or her in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act. The indemnification and other rights provided by this Article VI shall continue as to a person who has ceased to be a Trustee or officer of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Advisor

RBC Global Asset Management (U.S.) Inc., the investment advisor to each series of the Trust, is a registered investment advisor. Information as to the directors and officers of RBC Global Asset Management (U.S.) Inc., together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of RBC Global Asset Management (U.S.) Inc. in the last two years, is included in its application for registration as an investment advisor on Form ADV (IARD/CRD No. 104717; SEC File No. 801-42) filed with the SEC under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)	Quasar Distributors, LLC, (“Quasar”) is principal underwriter for each of the RBC Funds. Quasar is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). To the best of the Registrant’s knowledge, Quasar also acts as principal underwriter for the following investment companies:

Academy Fund Trust	Fort Pitt Capital Group, Inc.	O’Shaughnessy Funds
ActivePassive Funds	Fund X Funds	Osterweis Funds
Akre Funds	Geneva Advisors Funds	Performance Trust Mutual Funds
Al Frank Funds	Gerstein Fisher Funds	Perkins Capital Management
Allied Asset Advisors Funds	Glenmede Fund, Inc.	Permanent Portfolio Funds
Alpha Funds	Glenmede Portfolios	Phocas Financial Funds
Alpine Equity Trust	Greenspring Fund	PIA Funds
Alpine Income Trust	Grubb & Ellis	PineBridge Funds
Alpine Series Trust	Guinness Atkinson Funds	Poplar Forest Partners Fund
American Trust	Harding Loevner Funds	Portfolio 21
Appleton Group	Hennessy Funds, Inc	Primecap Odyssey Funds
Artio Global Funds	Hennessy Mutual Funds, Inc.	Prospector Funds
Ascentia Funds	Hodges Funds	Purisima Funds
Barrett Growth Fund	Hotchkis and Wiley Funds	Quaker Investment Trust
Boston Common Funds	Huber Funds	Rainier Funds
Brandes Investment Trust	Intrepid Capital Management	RBC Funds Trust
Brandywine Blue Funds, Inc.	Jacob Funds, Inc.	Schooner Investment Group
Bridges Investment Fund, Inc.	Jensen Funds	SCS Financial Funds
Bright Rock Funds	Keystone Mutual Funds	Smead Value Fund
Brown Advisory Funds	Kiewit Investment Fund L.L.L.P.	Snow Capital Family of Funds
Buffalo Funds	Kirr Marbach Partners Funds, Inc	Stephens Management Co.
CAN SLIM Select Growth Fund	LKCM Funds	Teberg Fund
Capital Advisors Funds	Convergence Funds	The Cushing MLP Funds
Chase Funds	Marketfield Fund	Thompson Plumb (TIM)
Coldstream Funds	Masters' Select Fund Trust	Thunderstorm Mutual Funds
Congress Fund	Matrix Asset Advisors, Inc.	TIFF Investment Program, Inc.
Cookson Peirce	McCarthy Fund	Tygh Capital Management
Country Funds	Monetta Fund, Inc.	USA Mutuals Funds
Davidson Funds	Monetta Trust	Villere Fund
DoubleLine Funds	Morgan Dempsey Funds	Wall Street Fund
DSM Capital Funds	MP63 Fund	WBI Funds
Edgar Lomax Value Fund	Muhlenkamp (Wexford Trust)	Windowpane Advisors, LLC
Empiric Funds, Inc.	Newgate Capital	Winslow Green Mutual Funds
Evermore Global Investors Trust	Nicholas Funds	Wisconsin Capital Funds, Inc.
FIMCO Funds	Niemann Tactical Return Fund	WY Funds
First American Funds, Inc.

(b)	Quasar is located at 615 East Michigan Street, Milwaukee, WI 53202. The following is a list of the executive officers, directors and partners of Quasar. The business address for each of the executive officers and directors of Quasar, except Mr. Kern and Mr. Falkeis, is US Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202. The business address for Mr. Kern and Mr. Falkeis is US Bancorp Fund Services, LLC, 777 East Wisconsin Avenue, Milwaukee, WI 53202.

Name	Positions and Offices with Quasar Distributors, LLC.	Positions and Offices with the Registrant
James Robert Schoenike	President, Board Member	None
Andrew M. Strnad	Secretary	None
Teresa Cowan	Assistant Secretary	None
Susan LaFond	Treasurer	None
John Kinsella	Assistant Treasurer	None
Brett Scribner	Assistant Treasurer	None
Joe Redwine	Board Member	None
Robert Kern	Board Member	None
Eric Walter Falkeis	Board Member	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) the Registrant; (b) the Investment Advisor and Co-Administrator; (c) the Principal Underwriter; (d) the Transfer Agent; and (e) the Fund Accounting Agent, Co-Administrator and Custodian. The address of each is as follows:

(a)	RBC Funds Trust 100 South Fifth Street, Suite 2300 Minneapolis, MN 55402
(b)	RBC Global Asset Management (U.S.) Inc. 100 South Fifth Street, Suite 2300 Minneapolis, MN 55402
(c)	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
(d)	U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202
(e)	BNY Mellon Investment Servicing (U.S.) Inc. 760 Moore Road Valley Forge, PA 19406

Item 34. Management Services

Not applicable.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 41 under Rule 485(b) under the Securities Act of 1933 has duly caused this Post-Effective Amendment No. 41 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and State of Minnesota, on the 4th day of August, 2011.

RBC FUNDS TRUST

By:	/s/ Lee Greenhalgh
Lee Greenhalgh Chief Legal Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Lee Greenhalgh	Date: August 4, 2011
Lee Greenhalgh
Chief Legal Officer

/s/ Kathleen A. Hegna	Date: August 4, 2011
Kathleen A. Hegna
Chief Financial Officer

Trustees

*	*
T. Geron Bell	Lucy Hancock Bode

*	*
Leslie H. Garner, Jr.	Ronald James

*	*
Erik R. Preus	John A. MacDonald

*	*
H. David Rybolt	James R. Seward

*
William B. Taylor

*By:	/s/ Lee Greenhalgh	Date: August 4, 2011
Chief Legal Officer, attorney-in-fact